Held-for-sale Assets and Held-for-sale Liabilities	12 Months Ended
Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
Held-for-sale Assets and Held-for-sale Liabilities
17.
Held-for-sale Assets and Held-for-sale Liabilities

On December 14, 2022, with the approval of the board of directors, the Group entered into a definitive agreement with TI Cloud Inc. (“TI Cloud”) to sell the customer engagement cloud business of Easemob for approximately US$14.6 million in an all-cash transaction. As of December 31, 2022, the Company received US$7 million advance payment and US$1 million deposit and recorded in accrued expenses and other current liabilities. The Company reclassified the assets and liabilities attributable to the customer engagement cloud business of Easemob as held-for-sale assets and held-for-sale liabilities of US$17.0 million including goodwill of US$12.3 million attributed to customer engagement cloud business, and US$2.4 million, respectively as of December 31, 2022. The deal was closed on February 1, 2023 with immaterial disposal gains.